Long-Term Debt (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Jun. 30, 2012 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] NOK	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long term debt
Total	$ 1,533,652	$ 1,315,231	$ 190,000	$ 49,274	$ 116,594	$ 120,796	$ 334,310	$ 346,768	$ 315,802	$ 321,337	$ 111,877	$ 114,868	$ 13,282	$ 13,282	$ 117,475	700,000	$ 334,312	€ 264,100	$ 348,906
Less current portion	85,138	84,722
Total	$ 1,448,514	$ 1,230,509